Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Provisions

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Decommissioning liabilities	$—	$301
Onerous contracts	266	261
Employee benefits	416	255
Warranties	281	252
Others	14	16
	$977	$1,085

Current	$442	$525
Noncurrent	535	560
	$977	$1,085

Movements in Provisions

	Decommissioning liabilities	Onerous Contracts	Employee Benefits	Warranties	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2023	$—	$95	$65	$235	$4	$399
Additional / (reversal of) provisions recognized	—	49	323	69	(1)	440
Used / forfeited during the year	—	—	(1)	(66)	—	(67)
Reclassification	—	50	—	—	—	50
Effect of foreign exchange differences	—	—	—	—	—	—
Balance on December 31, 2023	$—	$194	$387	$238	$3	$822

Balance on January 1, 2024	$—	$194	$387	$238	$3	$822
Additional / (reversal of) provisions recognized	—	72	34	114	11	231
Used / forfeited during the year	—	—	(5)	(71)	—	(76)
Effect of foreign exchange differences	—	—	—	—	—	—
Balance on December 31, 2024	$—	$266	$416	$281	$14	$977

Balance on January 1, 2025	$—	$266	$416	$281	$14	$977
Additional / (reversal of) provisions recognized	301	(5)	60	59	6	421
Used / forfeited during the year	—	—	(221)	(88)	(4)	(313)
Effect of foreign exchange differences	—	—	—	—	—	—
Balance on December 31, 2025	$301	$261	$255	$252	$16	$1,085

a.
The provision for warranty claims represents the present value of the management’s best estimate of the future outflow of economic benefits that will be required under the Company’s obligation for warranties in sales agreements. The estimate has been made based on historical warranty experience.
b.
The provision for employee benefits represents vested long-term service compensation accrued.
c.
The provision for onerous contracts represents the present obligation resulting from the measurement for the unavoidable costs of meeting the Company’s contractual obligations exceed the economic benefits expected to be received from the contracts.
d.
The provision for decommissioning liabilities represents the Company’s obligations to dismantle, remove the asset and restore the site for certain handsets base stations in the future. A provision is recognized for the costs to be incurred for fulfilling these obligations.